Group cash flow statement - USD ($) shares in Millions, $ in Millions		1 Months Ended	6 Months Ended				12 Months Ended
		Apr. 30, 2018	Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Cash and cash equivalents			$ 6,861		$ 5,989		$ 10,773
Cash flows from consolidated operations	[1]		9,111		7,495
Dividends from equity accounted units			318		418
Cash flows from operations			9,429		7,913
Net interest paid	[2],[3]		(250)		(338)
Dividends paid to holders of non-controlling interests in subsidiaries			(57)		(5)
Tax paid			(2,733)		(2,342)
Net cash generated from operating activities			6,389		5,228
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets			(2,391)		(2,363)
Disposals of subsidiaries, joint ventures and associates			46		402
Purchases of financial assets	[4]		(47)		(1,063)
Sales of financial assets	[4]		7		12
Sales of property, plant and equipment and intangible assets			17		18
Net funding of equity accounted units			(12)		(3)
Acquisitions of subsidiaries, joint ventures and associates			0		(5)
Other investing cashflows			5		0
Net cash used in investing activities			(2,375)		(3,002)
Cash flows before financing activities			4,014		2,226
Cash flows before financing activities
Equity dividends paid to owners of Rio Tinto			(6,843)		(3,177)
Proceeds from additional borrowings			142		19
Repayment of borrowings	[3]		(99)		(2,093)
Lease principal payments	[2]		(136)		0
Proceeds from issue of equity to non-controlling interests			43		38
Own shares purchased from owners of Rio Tinto			(988)		(1,501)		(988)	$ (1,501)
Other financing cash flows			0		(45)
Net cash flows used in financing activities			(7,881)		(6,759)
Effects of exchange rates on cash and cash equivalents			(34)		(20)
Net decrease in cash and cash equivalents			(3,901)		(4,553)
Opening cash and cash equivalents less overdrafts			10,889		10,547		10,547
Closing cash and cash equivalents less overdrafts			6,988	[5]	5,994	[5]	10,889	$ 10,547
Profit after tax for the period			2,931		4,499
Adjustments for:
- Taxation			2,255		2,233
- Finance items			298		52
- Share of profit after tax of equity accounted units			(208)		(326)
- Net gains on consolidation and disposal of interests in businesses			0		(176)
- Impairment charges			2,349		123
- Depreciation and amortisation(f)			2,096		2,049
- Provisions (including exchange differences on provisions)			338		390
Utilisation of other provisions			(237)		(214)
Utilisation of provision for post-retirement benefits			(87)		(138)
Change in inventories			(23)		(463)
Change in trade and other receivables			52		137
Change in trade and other payables			(401)		(442)
Other items	[6]		(252)		(229)
Redemption Of Bonds		$ 1,900
Net Interest Paid					80
Mark To Market Gains			172		(152)
Bank overdrafts repayable on demand (unsecured)			(3)		0		(1)
Cash and cash equivalents included in assets held for sale			$ 130		$ 5		$ 117
Weighted average number of ordinary shares outstanding (in shares)			1,635.6		1,740.9
Fixed Income Instruments
Cash flows from investing activities
Purchases of financial assets			$ 0		$ (1,000)

[1]	(a) Cash flows from consolidated operationsProfit after tax for the period2,9314,499Adjustments for: - Taxation2,2552,233- Finance items29852- Share of profit after tax of equity accounted units(208)(326)- Net gains on consolidation and disposal of interests in businesses— (176)- Impairment charges2,349123- Depreciation and amortisation(f)2,0962,049- Provisions (including exchange differences on provisions)338390Utilisation of other provisions(237)(214)Utilisation of provision for post-retirement benefits(87)(138)Change in inventories(23)(463)Change in trade and other receivables52137Change in trade and other payables(401)(442)Other items(g)(252)(229) 9,1117,495Group cash flow statement continued
[2]	Refer to pages F-26 to F-29 for the impact of transition to IFRS 16 'Leases' on 1 January 2019 and for the period ended 30 June 2019.
[3]	Rio Tinto completed a US$1.9 billion (nominal value) bond buy-back programme in April 2018. The notes purchased and redeemed were cancelled. Net interest paid in the period ended 30 June 2018 included US$80 million, being the payment of the premiums and the accelerated interest associated with the bond redemption.
[4]	US$1.0 billion) in a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within ‘Purchases of financial assets’.
[5]	Closing cash and cash equivalents less overdrafts for the purposes of the cash flow statement differs from cash and cash equivalents on the Group balance sheet as per the following reconciliation: Closing cash and cash equivalents less overdrafts30 June2019US$m31 December2018US$m30 June2018US$mBalance per Group balance sheet6,86110,7735,989Bank overdrafts repayable on demand (unsecured)(3)(1)— Cash and cash equivalents included in assets held for sale1301175Balance per Group cash flow statement6,98810,8895,994
[6]	Includes settlement of currency forward contracts related to tax and dividend payments not designated in a hedge relationship of US$172 million (30 June 2018: gains of US$152 million mainly relating to derivatives embedded in operational contracts and not designated in a hedge relationship).